Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2012 USD ($)	Dec. 31, 2015 USD ($) CompensationPlan	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounting Policies [Abstract]
Short term investments		$ 49,983,000	$ 85,295,000
Finance lease receivable, original principal balance	$ 14,000,000
Finance lease, annual interest rate	10.00%
Provision for (recovery of) accounts receivable		$ 0	(2,152,000)	$ 2,148,000
Lease of lands, maximum term		50 years
Impairment loss on assets held for sales		$ 0	19,035,000	$ 34,955,000
Number of stock-based employee compensation plans | CompensationPlan		2
Non-financial assets at fair value		$ 0	0
Non-financial liabilities at fair value		0	$ 0
Cash and cash equivalents and short term investments		$ 207,354,000